Note 1 - The Company	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Notes to Financial Statements
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
Note
1
— The Company

Tapinator, Inc. (“ Tapinator” or “ the Company”) develops and publishes category leading apps for mobile platforms, with a significant emphasis on social-casino games. Tapinator’s library includes over
300
titles that, collectively, have achieved over
470
million mobile downloads, including notable properties such as
Video Poker Classic
,
Crypto Trillionaire
and
Solitaire Dash
. Tapinator generates revenues through the sale of branded advertisements and via consumer transactions, including in-app purchases and subscriptions. Founded in
2013,
Tapinator is headquartered in New York, with product development and marketing teams located in North America, Europe and Asia.

The Company was originally incorporated on
December 9, 2013
in the state of Delaware. On
December 12, 2013,
the Company merged with Tapinator, Inc., a Nevada Corporation. The Company was the surviving corporation from this merger. On
June 16, 2014,
the Company executed a securities exchange agreement with the members of Tapinator LLC, a New York limited liability company, whereby the Company issued shares of its common stock to the members of Tapinator LLC in exchange for
100%
of the outstanding membership interests of Tapinator LLC. The transaction resulted in a business combination and a change of control within its business purpose. For accounting and financial reporting purposes, Tapinator LLC was considered the acquirer and the transaction was treated as a reverse merger.

The Company currently develops and publishes
two
types of mobile applications. Tapinator’s
Category Leading Apps
are unique products, primarily within the social-casino genre, with high production values and significant revenue potential, developed and published selectively based on both original and licensed IP. These titles require significant development investment and have, in the opinion of our management, the potential to become evergreen mobile franchises which can become market leaders within their respective categories. These apps are monetized primarily through consumer app store transactions and, to a lesser extent, through brand advertising. These apps are published primarily under the
Tapinator
brand.

Tapinator’s
Rapid-Launch Games
are legacy titles that were developed and published in significant quantity beginning in
2013.
These are titles that were built economically and rapidly based on a series of internally developed game engines. These engines were developed within the following game genres: parking, driving, stunts, animal sims, career sims, shooters and fighting. These games are monetized primarily through the sale of branded advertisements and paid downloads. Since our formation, we have compiled a significant library of over
300
such games and, while the Company is
not
currently developing new
Rapid-Launch Games,
we believe our existing portfolio will continue to produce a long-tail of revenues over the next several years. However, revenues from our
Rapid-Launch Games
have been declining over the past
two
years and we expect them to continue to decline during this revenue tail period. Tapinator’s
Rapid-Launch Games
are published primarily under the Company’s
Tap2Play
brand.

Note
1
— The Company

Tapinator, Inc. (“Tapinator” or the “Company”) develops and publishes mobile games and applications on the iOS, Google Play, and Amazon platforms. Tapinator's portfolio includes over
300
titles that, collectively, have achieved over
450
million mobile downloads, including products such as
Video Poker
Classic
,
Solitaire Dash
and
Crypto Trillionaire
. Tapinator generates revenues through the sale of branded advertising and via consumer transactions, including in-app purchases and subscriptions. Founded in
2013,
Tapinator is headquartered in New York, with product development teams located in North America, Europe and Asia.

The Company was originally incorporated on
December 9, 2013
in the state of Delaware. On
December 12, 2013,
the Company merged with Tapinator, Inc., a Nevada Corporation. The Company was the surviving corporation from this merger. On
June 16, 2014,
the Company executed a securities exchange agreement with the members of Tapinator LLC, a New York limited liability company, whereby the Company issued shares of its common stock to the members of Tapinator LLC in exchange for
100%
of the outstanding membership interests of Tapinator LLC. The transaction resulted in a business combination and a change of control within its business purpose. For accounting and financial reporting purposes, Tapinator LLC was considered the acquirer and the transaction was treated as a reverse merger.

The Company currently develops and publishes
two
types of mobile applications. Tapinator’s
Category
Leading Apps
(formerly known as
Full-Featured Games
) are unique products with high production values and high revenue potential, developed and published selectively based on both original and licensed IP. These titles require significant development investment and have, in the opinion of our management, the potential to become well-known and long-lasting, successful mobile franchises which can become market leaders within their respective categories. These apps are monetized primarily through consumer app store transactions and, to a lesser extent, through brand advertising. These apps are published primarily under the
Tapinator
brand.

In late
2018,
the Company developed plans to expand its
Category Leading Apps
strategy to include subscription-based, freemium mobile applications within the Games, Entertainment and Lifestyle categories.

Tapinator’s
Rapid-Launch Games
are legacy titles that were developed and published in significant quantity beginning in
2013.
These are titles that were built economically and rapidly based on a series of internally developed, expandable and reusable game engines. To date, these engines have been developed within the following game genres: parking, driving, stunts, animal sims, career sims, shooters and fighting. These games are monetized primarily through the sale of branded advertisements. Historically, our
Rapid-Launch
G
ames
were characterized by low development and marketing cost and predictable portfolio returns. Since our formation, we have compiled a significant library of
300
+ such games and, while the Company is
not
currently developing new
Rapid-Launch Games
,
we believe our existing portfolio will continue to produce a long-tail of revenues over the next several years. We do not
currently use paid marketing to acquire new players for our Rapid-Launch games, but rather we achieve customer acquisition by relying extensively on app store optimization (“ASO”) and cross promotion within the sizeable network of
300
+
Rapid-Launch Games
that we currently operate. Tapinator’s
Rapid-Launch Games
are published primarily under the Company’s
Tap2Play
brand.